Leases - Summary of Balance Sheet Impact of Implementation of New Lease Standard Upon Adoption (Detail) - USD ($) $ in Thousands		Oct. 31, 2020	Feb. 02, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 03, 2019	Feb. 02, 2019
Leases Disclosure [Line Items]
Prepaid expenses and other current assets		$ 25,789		$ 24,548	$ 26,140
Right-of-use assets		1,163,361		1,145,705	1,165,826
OTHER NONCURRENT ASSETS		4,923		15,845	16,349
Current lease liabilities		79,361		76,329	73,252
Long-term lease liabilities		1,171,420		1,141,896	1,163,250
Other long-term liabilities		43,244		19,197	$ 19,529
Retained earnings	[1]	$ 895,646
New Academy Holding Company, LLC
Leases Disclosure [Line Items]
Prepaid expenses and other current assets				24,548		$ 24,159	$ 39,937
Right-of-use assets				1,145,705		1,173,741
Trade name and other intangible assets, net						577,000	592,067
OTHER NONCURRENT ASSETS				15,845		18,719	21,545
Current lease liabilities				76,329		84,849
Long-term lease liabilities				1,141,896		1,154,697
Other long-term liabilities				$ 19,197		18,244	122,795
Retained earnings						$ 558,357	$ 553,282
Revision of Prior Period, Accounting Standards Update, Adjustment | New Academy Holding Company, LLC
Leases Disclosure [Line Items]
Prepaid expenses and other current assets			$ (15,778)
Right-of-use assets			1,173,741
Trade name and other intangible assets, net			(15,067)
OTHER NONCURRENT ASSETS			(2,826)
Current lease liabilities			84,849
Long-term lease liabilities			1,154,697
Other long-term liabilities			(104,551)
Retained earnings			$ 5,075

[1]	See Retrospective Presentation of Ownership Exchange in Note 2.